Offerings - Offering: 1	May 11, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	1. An unspecified number of the securities is being registered for possible issuance from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the entire registration fee.